Investments - Summarized financial information of joint ventures (Details) - USD ($)	5 Months Ended	12 Months Ended
	Jun. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Non-Current assets		$ 3,434,227,000	$ 1,787,543,000
Book Value		3,271,084,000	1,769,663,000	$ 3,308,616,000	$ 3,179,299,000
Current Assets		470,819,000	1,631,737,000
Cash and cash equivalents		38,869,000	429,370,000	179,929,000	$ 152,528,000
Non-Current Liabilities		2,320,066,000	637,154,000
Non-current bank loans		1,450,869,000	362,235,000
Current Liabilities		392,656,000	424,753,000
Revenue		940,246,000	1,235,127,000	854,669,000
Income tax expense		(1,893,000)	(6,009,000)	(2,804,000)
Profit (loss) for the period		870,829,138	858,026,940	203,251,347
Other comprehensive income (100%)		(1,075,000)	(31,770,000)	31,281,000
Total for all joint ventures
Disclosure of joint ventures [line items]
Non-Current assets		87,924,000	1,754,000	153,000
Book Value		35,610,000	0	0
Current Assets		223,270,000	391,305,000	504,734,000
Cash and cash equivalents		14,170,000	3,134,000	2,554,000
Non-Current Liabilities		48,756,000	3,060,000	1,730,000
Non-current bank loans		15,329,000	0	0
Current Liabilities		233,177,000	390,503,000	502,693,000
Current bank loans		18,638,000	42,500,000	75,500,000
Net assets (100%)		29,261,000	(503,000)	464,000
Group's share of net assets		14,618,000	(123,000)	460,000
Shareholders loans to joint venture		17,369,000	850,000	850,000
Net Carrying amount of interest in joint venture		16,920,000	725,000	1,286,000
Remaining shareholders loan to joint venture		16,188,000	2,000	24,000
Revenue		931,592,000	1,685,928,000	1,216,295,000
Depreciations and amortization		(5,709,000)	(84,000)	(6,327,000)
Interest Expense		(2,459,000)	(2,806,000)	(1,625,000)
Income tax expense		(1,457,000)	(79,000)	3,082,000
Profit (loss) for the period		1,684,000	(1,532,000)	35,265,000
Other comprehensive income (100%)		0	0	319,000
Group's share of profit (loss) for the period		920,000	(927,000)	17,650,000
Group's share of profit (loss) for the period		$ 0	$ 0	$ 159,000
TI Africa Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%			50.00%
Non-Current assets				$ 0
Book Value				0
Current Assets				0
Cash and cash equivalents				0
Non-Current Liabilities				0
Non-current bank loans				0
Current Liabilities				0
Current bank loans				0
Net assets (100%)				0
Group's share of net assets				0
Shareholders loans to joint venture				0
Net Carrying amount of interest in joint venture				0
Remaining shareholders loan to joint venture				0
Revenue				20,729,000
Depreciations and amortization				(2,998,000)
Interest Expense				(428,000)
Income tax expense				1,599,000
Profit (loss) for the period				14,997,000
Other comprehensive income (100%)				170,000
Group's share of profit (loss) for the period				7,499,000
Group's share of profit (loss) for the period				$ 85,000
TI Asia Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%			50.00%
Non-Current assets				$ 0
Book Value				0
Current Assets				0
Cash and cash equivalents				0
Non-Current Liabilities				0
Non-current bank loans				0
Current Liabilities				0
Current bank loans				0
Net assets (100%)				0
Group's share of net assets				0
Shareholders loans to joint venture				0
Net Carrying amount of interest in joint venture				0
Remaining shareholders loan to joint venture				0
Revenue				20,729,000
Depreciations and amortization				(2,811,000)
Interest Expense				(413,000)
Income tax expense				1,600,000
Profit (loss) for the period				14,858,000
Other comprehensive income (100%)				149,000
Group's share of profit (loss) for the period				7,429,000
Group's share of profit (loss) for the period				$ 74,000
Tankers Agencies (UK) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 1,482,000	$ 1,754,000	$ 153,000
Book Value		0	0	0
Current Assets		198,050,000	391,037,000	504,397,000
Cash and cash equivalents		3,096,000	3,046,000	2,453,000
Non-Current Liabilities		1,190,000	1,360,000	30,000
Non-current bank loans		0	0	0
Current Liabilities		196,731,000	390,323,000	502,547,000
Current bank loans		15,500,000	42,500,000	75,500,000
Net assets (100%)		1,611,000	1,108,000	1,973,000
Group's share of net assets		981,000	675,000	1,202,000
Shareholders loans to joint venture		0	0	0
Net Carrying amount of interest in joint venture		981,000	675,000	1,202,000
Remaining shareholders loan to joint venture		0	0	0
Revenue		908,159,000	1,685,928,000	1,172,698,000
Depreciations and amortization		(102,000)	(84,000)	(39,000)
Interest Expense		(1,037,000)	(2,806,000)	(954,000)
Income tax expense		1,000	(79,000)	(117,000)
Profit (loss) for the period		653,000	(1,445,000)	185,000
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		398,000	(880,000)	113,000
Group's share of profit (loss) for the period		$ 0	$ 0	$ 0
Tankers International LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 0	$ 0
Book Value		0	0	0
Current Assets		96,000	150,000	206,000
Cash and cash equivalents		0	0	0
Non-Current Liabilities		0	0	0
Non-current bank loans		0	0	0
Current Liabilities		7,000	66,000	63,000
Current bank loans		0	0	0
Net assets (100%)		89,000	84,000	143,000
Group's share of net assets		52,000	49,000	84,000
Shareholders loans to joint venture		0	0	0
Net Carrying amount of interest in joint venture		52,000	49,000	84,000
Remaining shareholders loan to joint venture		0	0	0
Revenue		0	0	0
Depreciations and amortization		0	0	0
Interest Expense		0	0	0
Income tax expense		0	0	0
Profit (loss) for the period		4,000	(43,000)	(36,000)
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		2,000	(25,000)	(21,000)
Group's share of profit (loss) for the period		$ 0	$ 0	$ 0
Bari Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Non-Current assets		$ 0	$ 0	$ 0
Book Value		0	0	0
Current Assets		0	118,000	131,000
Cash and cash equivalents		0	88,000	101,000
Non-Current Liabilities		1,700,000	1,700,000	1,700,000
Non-current bank loans		0	0	0
Current Liabilities		0	114,000	83,000
Current bank loans		0	0	0
Net assets (100%)		(1,700,000)	(1,696,000)	(1,652,000)
Group's share of net assets		(850,000)	(848,000)	(826,000)
Shareholders loans to joint venture		850,000	850,000	850,000
Net Carrying amount of interest in joint venture		0	0	0
Remaining shareholders loan to joint venture		0	2,000	24,000
Revenue		9,000	0	2,139,000
Depreciations and amortization		0	0	(479,000)
Interest Expense		0	0	171,000
Income tax expense		0	0	0
Profit (loss) for the period		(4,000)	(43,000)	5,250,000
Other comprehensive income (100%)		0	0	0
Group's share of profit (loss) for the period		(2,000)	(22,000)	2,625,000
Group's share of profit (loss) for the period		$ 0	$ 0	$ 0
Bastia Shipholding Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			50.00%	50.00%
Non-Current assets				$ 0
Book Value				0
Current Assets				0
Cash and cash equivalents				0
Non-Current Liabilities				0
Non-current bank loans				0
Current Liabilities				0
Current bank loans				0
Net assets (100%)				0
Group's share of net assets				0
Shareholders loans to joint venture				0
Net Carrying amount of interest in joint venture				0
Remaining shareholders loan to joint venture				0
Revenue				0
Depreciations and amortization				0
Interest Expense				0
Income tax expense				0
Profit (loss) for the period				10,000
Other comprehensive income (100%)				0
Group's share of profit (loss) for the period				5,000
Group's share of profit (loss) for the period				$ 0
be HYDRO bv
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Non-Current assets		$ 725,000
Book Value		0
Current Assets		2,234,000
Cash and cash equivalents		103,000
Non-Current Liabilities		0
Non-current bank loans		0
Current Liabilities		3,081,000
Current bank loans		0
Net assets (100%)		(122,000)
Group's share of net assets		(61,000)
Shareholders loans to joint venture		903,000
Net Carrying amount of interest in joint venture		0
Remaining shareholders loan to joint venture		842,000
Revenue		2,324,000
Depreciations and amortization		(341,000)
Interest Expense		(138,000)
Income tax expense		0
Profit (loss) for the period		(287,000)
Other comprehensive income (100%)		0
Group's share of profit (loss) for the period		(144,000)
Group's share of profit (loss) for the period		$ 0
JPN H2Ydro CO. Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Non-Current assets		$ 19,387,000
Book Value		382,000
Current Assets		10,203,000
Cash and cash equivalents		4,729,000
Non-Current Liabilities		17,811,000
Non-current bank loans		0
Current Liabilities		6,059,000
Current bank loans		0
Net assets (100%)		5,720,000
Group's share of net assets		2,860,000
Shareholders loans to joint venture		6,690,000
Net Carrying amount of interest in joint venture		2,860,000
Remaining shareholders loan to joint venture		6,690,000
Revenue		6,751,000
Depreciations and amortization		(1,052,000)
Interest Expense		(148,000)
Income tax expense		(1,279,000)
Profit (loss) for the period		2,645,000
Other comprehensive income (100%)		0
Group's share of profit (loss) for the period		1,323,000
Group's share of profit (loss) for the period		$ 0
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		49.00%
Non-Current assets		$ 21,699,000
Book Value		0
Current Assets		8,340,000
Cash and cash equivalents		5,371,000
Non-Current Liabilities		63,000
Non-current bank loans		0
Current Liabilities		10,363,000
Current bank loans		0
Net assets (100%)		19,613,000
Group's share of net assets		9,610,000
Shareholders loans to joint venture		0
Net Carrying amount of interest in joint venture		9,610,000
Remaining shareholders loan to joint venture		0
Revenue		3,000
Depreciations and amortization		(16,000)
Interest Expense		(5,000)
Income tax expense		0
Profit (loss) for the period		(617,000)
Other comprehensive income (100%)		0
Group's share of profit (loss) for the period		(302,000)
Group's share of profit (loss) for the period		$ 0
FRS Windcat Offshore Logistics GmbH
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Non-Current assets		$ 18,885,000
Book Value		9,505,000
Current Assets		2,107,000
Cash and cash equivalents		635,000
Non-Current Liabilities		5,143,000
Non-current bank loans		2,961,000
Current Liabilities		12,344,000
Current bank loans		25,000
Net assets (100%)		3,505,000
Group's share of net assets		1,753,000
Shareholders loans to joint venture		3,688,000
Net Carrying amount of interest in joint venture		3,144,000
Remaining shareholders loan to joint venture		3,418,000
Revenue		7,005,000
Depreciations and amortization		(1,646,000)
Interest Expense		(482,000)
Income tax expense		(179,000)
Profit (loss) for the period		(228,000)
Other comprehensive income (100%)		0
Group's share of profit (loss) for the period		(114,000)
Group's share of profit (loss) for the period		$ 0
TSM Windcat sas
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Non-Current assets		$ 25,746,000
Book Value		25,723,000
Current Assets		2,240,000
Cash and cash equivalents		236,000
Non-Current Liabilities		22,849,000
Non-current bank loans		12,368,000
Current Liabilities		4,592,000
Current bank loans		3,113,000
Net assets (100%)		545,000
Group's share of net assets		273,000
Shareholders loans to joint venture		5,238,000
Net Carrying amount of interest in joint venture		273,000
Remaining shareholders loan to joint venture		5,238,000
Revenue		7,341,000
Depreciations and amortization		(2,552,000)
Interest Expense		(649,000)
Income tax expense		0
Profit (loss) for the period		(482,000)
Other comprehensive income (100%)		0
Group's share of profit (loss) for the period		(241,000)
Group's share of profit (loss) for the period		$ 0